REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Company's Revenue Disaggregated by Primary Revenue

The following table presents the Company’s revenue disaggregated by primary revenue sources for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31, 2023
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$981,694	$385,972	$—	$1,367,666
Technology platforms and services	—	56,880	—	56,880
Media production, distribution and content	4,816	297,456	318,207	620,479
Events and performance	744,349	1,433,091	—	2,177,440
Talent representation and licensing	85,021	—	885,028	970,049
Marketing	—	—	341,206	341,206
Eliminations	—	—	—	(42,943)
Total	$1,815,880	$2,173,399	$1,544,441	$5,490,777

	Year Ended December 31, 2022
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$674,043	$377,426	$—	$1,051,469
Technology platforms and services	—	82,026	—	82,026
Media production, distribution and content	6,113	241,740	288,477	536,330
Events and performance	598,546	1,491,097	—	2,089,643
Talent representation and licensing	53,633	—	900,431	954,064
Marketing	—	—	323,242	323,242
Eliminations	—	—	—	(29,171)
Total	$1,332,335	$2,192,289	$1,512,150	$5,007,603

	Year Ended December 31, 2021
	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Media rights	$642,879	$733,436	$—	$1,376,315
Technology platforms and services	—	96,027	—	96,027
Media production, distribution and content	5,700	256,654	1,023,798	1,286,152
Events and performance	434,128	760,188	—	1,194,316
Talent representation and licensing	25,500	—	698,679	724,179
Marketing	—	—	237,280	237,280
Eliminations	—	—	—	(27,256)
Total	$1,108,207	$1,846,305	$1,959,757	$4,887,013

Summary of Transaction Price Related to These Future Obligation	The following table presents the aggregate amount of transaction price allocated to remaining performance obligations for contracts greater than one year with unsatisfied or partially satisfied performance obligations as of December 31, 2023 (in thousands).

Years Ending December 31,
2024	$2,567,081
2025	2,117,741
2026	998,172
2027	848,203
2028	700,310
Thereafter	797,454
$8,028,961

The transaction price allocated to remaining performance obligations for discontinued operations included in the above table is $32.8 million, $21.5 million, $16.1 million, $3.4 million, $1.7 million, and $0.1 million for the years 2024, 2025, 2026, 2027, 2028, and thereafter, respectively.

Summary of Company's Contract Liabilities

The following table presents the Company’s contract liabilities as of December 31, 2023 and 2022 (in thousands):

Description	December 31, 2022	Additions	Deductions	Acquisitions	Divestitures	Foreign Exchange	December 31, 2023
Deferred revenue - current	$643,421	$2,915,710	$(2,702,160)	$82,215	$(143,011)	$6,169	$802,344
Deferred revenue - noncurrent	$88,717	$80,130	$(113,094)	$—	$(35,195)	$(1,644)	$18,914